LEASES - Summary of Future Minimum Operating Lease Payments After Adoption, Prior Year (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2025	$ 15	$ 16
2026	14	15
2027	10	13
2028	3	10
2029	1	2
Thereafter	1	2
Total undiscounted minimum lease payments	44	58
Less: discounting minimum lease payments to present value	(2)	(4)
Total discounted minimum lease payments	$ 42	$ 54